Basis of Preparation, Changes in Accounting Policies and Disclosures, Issued but not yet Effective International Financial Reporting Standards, and Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Amount current liabilities exceeded current assets	¥ (58,620)	¥ (57,132)
Unutilised banking facilities	¥ 50,060